CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets
Cash	$ 106,125	¥ 690,478	¥ 1,541,241
Entrusted bank balances held on behalf of customers	23,124	150,452
Short-term investments	186,282	1,212,006	218,940
Deposits with clearing organizations	177	1,152	265,807
Derivative assets			45,569
Equipment and leasehold improvements	6,027	39,214	37,594
Deferred tax assets	5,292	34,431	59,551
Goodwill	168,602	1,096,972	1,069,603
Accounts receivable	26,306	171,156	109,497
Intangible assets	66,702	433,983	417,257
Other assets	47,843	311,281	154,822
Total assets	636,480	4,141,125	3,919,881
Liabilities and Shareholders' Equity
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIE") and VIE's subsidiaries without recourse to the Company of nil and RMB 1,985 thousand as of December 31, 2016 and 2017, respectively)	30,358	197,516	15,274
Accrued employee benefits (including accrued employee benefits of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 12,299 thousand as of December 31, 2016 and 2017, respectively)	21,838	142,085	231,376
Income tax payable (including income tax payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 5,522 thousand as of December 31, 2016 and 2017, respectively)	11,290	73,458	145,049
Deferred tax liability	16,340	106,315	108,694
Other liabilities (including other liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company of nil and RMB 8,625 thousand as of December 31, 2016 and 2017, respectively)	7,002	45,553	103,507
Total liabilities	86,828	564,927	603,900
Ordinary shares (US$0.00001 par value; 3,000,000,000 shares authorized, 1,377,708,575 shares issued and outstanding as of December 31, 2016; 1,425,282,175 shares issued and 1,413,951,095 shares outstanding as of December 31, 2017)	14	93	90
Treasury stock (nil and 11,331,080 shares as of December 31, 2016 and 2017, respectively)	(5,683)	(36,973)
Additional paid-in capital	316,357	2,058,312	2,236,778
Retained earnings	233,086	1,516,525	1,035,861
Accumulated other comprehensive income	3,754	24,423	43,937
Total Yintech shareholders' equity	547,528	3,562,380	3,316,666
Non-controlling interests	2,124	13,818	(685)
Total stockholders' equity	549,652	3,576,198	3,315,981
Commitments and contingencies
Total liabilities and shareholders' equity	$ 636,480	¥ 4,141,125	¥ 3,919,881